CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Debt-to-total capitalization	36.00%	36.00%
Borrowings	$ 12,822,000,000	$ 11,958,000,000
Deferred income tax liabilities, net	4,160,000,000	3,586,000,000
BEPC exchangeable and class B shares	7,430,000,000	0
Equity	11,725,000,000	17,874,000,000	$ 17,224,000,000	$ 13,611,000,000
The partnership	1,177,000,000	7,348,000,000
Total capitalization	36,174,000,000	33,420,000,000
Deferred financing fees	37,000,000	2,000,000
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	12,859,000,000	11,960,000,000
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	10,290,000,000	10,258,000,000	9,666,000,000	6,870,000,000
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 258,000,000	$ 268,000,000	$ 273,000,000	$ 240,000,000